Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Interest and similar income	£ 7,134	£ 5,279	[1]
Interest and similar expense	(2,371)	(1,376)	[1]
Net interest income	4,763	3,903	[1]
Fee and commission income	4,726	4,682	[1]
Fee and commission expense	(1,302)	(976)	[1]
Net fee and commission income	3,424	3,706	[1]
Net trading income	5,013	3,482	[1]
Net investment income	(116)	152	[1]
Other income	120	72	[1]
Total income	13,204	11,315	[1]
Credit impairment (charges)/releases	(341)	742	[1]
Net operating income	12,863	12,057	[1]
Staff costs	(4,583)	(4,334)	[1]
Infrastructure, administration and general expenses	(2,687)	(2,798)	[1]
Litigation and conduct	(1,857)	(176)	[1]
Total operating expenses	(9,127)	(7,308)	[1]
Share of post-tax results of associates and joint ventures	(3)	154	[1]
Profit on disposal of subsidiaries, associates and joint ventures	0	(1)	[1]
Profit before tax	3,733	4,902	[2]
Tax charge	(823)	(742)	[1]
Profit after tax	2,910	4,160	[3]
Attributable to:
Profit attributable to ordinary equity holders of the parent	2,475	3,752	[1]
Other equity instrument holders	414	389	[1]
Total equity holders of the parent	2,889	4,141	[1]
Non-controlling interests	21	19	[1]
Profit after tax	£ 2,910	£ 4,160	[3]
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.148	£ 0.219	[1]
Diluted earnings per ordinary share (in GBP per share)	£ 0.145	£ 0.213	[1]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.